Non-controlling interest - Summarized Financial Information of Subsidiaries with Material Non-controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current assets	$ 901,789	$ 710,729
Total assets	4,813,998	4,874,619
Current liabilities	580,687	313,471
Total liabilities	1,778,301	964,644
Net (loss) income	(626,653)	41,588
Fekola
Current assets	219,744	265,468
Non-current assets	1,051,228	979,116
Total assets	1,270,972	1,244,584
Current liabilities	371,962	174,643
Non-current liabilities	73,284	70,119
Total liabilities	445,246	244,762
Revenue	951,675	1,143,780
Net (loss) income	(59,546)	147,584
Otjikoto Mine
Current assets	102,335	89,575
Non-current assets	222,834	297,950
Total assets	325,169	387,525
Current liabilities	43,131	43,623
Non-current liabilities	85,229	114,633
Total liabilities	128,360	158,256
Revenue	486,213	417,589
Net (loss) income	$ 126,889	$ 87,599